Segments Information	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Segment Reporting [Abstract]
Segments Information
17. Segments Information
The Company operates its business and reports its results through two reportable segments: Janus North America and Janus International, in accordance with ASC Topic 280, Segment Reporting. The Janus International segment is comprised of JIEH with its production and sales located largely in Europe and Australia. The Janus North America segment is comprised of all the other entities including Janus Core, BETCO, NOKE, ASTA, DBCI, ACT, Janus Door and Steel Door Depot.
Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended
	April 2,	March 27,
	2022	2021
Revenue
Janus North America	$225,256	$146,534
Janus International	17,914	12,560
Intersegment	(13,650)	(6,270)

Consolidated Revenue	$229,520	$152,824

Income From Operations
Janus North America	$34,855	$23,915
Janus International	249	307
Eliminations	11	27

Total Segment Operating Income	$35,115	$24,249

Depreciation of Property and Equipment Expense
Janus North America	$1,673	$1,367
Janus International	184	106

Consolidated Depreciation of Property and Equipment Expense	$1,857	$1,473

Amortization of Intangible Assets
Janus North America	$6,886	$6,414
Janus International	339	418

Consolidated Amortization Expense	$7,225	$6,832

Capital Expenditures
Janus North America	$2,553	$1,419
Janus International	327	944

Consolidated Capital Expenditures	$2,880	$2,363

Identifiable Assets
Janus North America	$1,134,286	$843,686
Janus International	$64,422	$55,060

Consolidated Assets	$1,198,708	$898,746

20. Segments Information
The Company operates its business an
d
 reports its results through two reportable segments: Janus North America and Janus International, in accordance with ASC Topic 280, Segment Reporting. The Janus International segment is comprised of JIE with its production and sales located largely in Europe. The Janus North America segment is comprised of all the other entities including Janus Core, BETCO, NOKE, ASTA, DBCI, ACT, Janus Door and Steel Door Depot.

Summarized financial information for the Company’s segments is shown in the following tables:

	Year Ended
	January 1,	December 26,	December 28,
	2022	2020	2019

Revenue
Janus North America	$714,944	$520,119	$532,769
Janus International	68,579	45,490	43,543
Intersegment	(33,373)	(16,636)	(11,020)

Consolidated Revenue	$750,150	$548,973	$565,292

Income From Operations
Janus North America	$70,697	$91,665	$81,824
Janus International	21,663	2,811	5,013
Eliminations	40	45	(177)

Total Segment Operating Income	$92,400	$94,521	$86,660

Depreciation Expense
Janus North America	$5,977	$5,390	$4,533
Janus International	472	594	279

Consolidated Depreciation Expense	$6,450	$5,985	$4,812

Amortization of Intangible Assets
Janus North America	$30,081	$25,661	$29,415
Janus International	1,507	1,385	1,097

Consolidated Amortization Expense	$31,588	$27,046	$30,512

	January 1,	December 26
	2022	2020
Capital Expenditures
Janus North America	$16,170	$6,002
Janus International	3,696	336

Consolidated Capital Expenditures	$19,866	$6,338

Identifiable Assets
Janus North America	$1,063,563	$820,261
Janus International	58,439	53,219

Consolidated Assets	$1,122,002	$873,480